Non-current Provisions	12 Months Ended
Dec. 31, 2017
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Non-current Provisions
25.	NON-CURRENT PROVISIONS

	At December 31 2017	At December 31 2016
Reclamation and closure cost obligations (a)	$599	$622
Less: current portion included in other current liabilities	(59)	(67)

	540	555
Other (b)	70	106

	$610	$661

(a)	The Company incurs reclamation and closure cost obligations relating to its operating, inactive and closed mines and development projects. At December 31, 2017, the present value of obligations relating to these sites was estimated at $355 million, $238 million and $6 million, respectively (December 31, 2016 – $350 million, $267 million and $5 million, respectively) reflecting anticipated cash flows to be incurred over approximately the next 100 years, with the majority estimated to be incurred within the next 20 years. Significant reclamation and closure activities include land rehabilitation, demolition of buildings and mine facilities, ongoing care and maintenance and monitoring.

The total provision for reclamation and closure cost obligations at December 31, 2017 was $599 million (December 31, 2016 – $622 million) and was calculated using a weighted average discount rate of 4.1% (2016 – 4.1%). The undiscounted value of these obligations was $1,572 million (December 31, 2016 – $1,786 million), calculated using a weighted average inflation rate assumption of 2.16% (2016 – 2.74%).

Changes to the reclamation and closure cost obligations during the years ended December 31 were as follows:

	2017	2016
Reclamation and closure cost obligations – beginning of year	$622	$702
Reclamation expenditures	(24)	(28)
Accretion expense, included in finance costs (note 12)	24	24
Revisions in estimates and obligations	(4)	(21)
Reclamation and closure cost obligations related to divested mining properties	(19)	—
Reclassification of reclamation and closure cost obligations to assets held for sale (note 8(a))	—	(55)

Reclamation and closure cost obligations – end of year	$599	$622

(b)	At December 31, 2017, other non-current provision primarily included $30 million (2016 – $75 million) related to the Company’s obligation to fund its 37.5% share of Alumbrera’s estimated reclamation costs.